Guarantees and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2010 Year Entity Contract Location	Dec. 31, 2009 Entity	Dec. 31, 2008 Entity	Jul. 06, 2010 Entity	Dec. 31, 2010 Municipal Bonds	Jan. 31, 2005 Contingent Consideration Entity	Dec. 31, 2010 Indemnification Agreement	Dec. 31, 2010 Starwood Environmental Remediation Expense Entity	Dec. 31, 2010 Starwood
Commitments and Contingencies Disclosure [Line Items]
Aggregate contingent liabilities relating to our former restaurant business	$ 18
Guarantee obligation amount					14.7
Debt maturity date	2011				2027
Hotel sold that are still contingently liable for ground lease	2	6	2			2
Future minimum lease payments	1,332						13
Number of properties				71				3
Environmental liabilities									$ 3